Key Management Compensation	12 Months Ended
Dec. 31, 2022
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Key Management Compensation
15 – Key Management Compensation
The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Salaries and benefits	$3,000	$2,588

Share-based payments	4,124	4,368

Total key management compensation expense	$7,124	$6,956